April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	166	$38,019
BWX Technologies, Inc.	155	33,541
Curtiss-Wright Corp.	4	2,881
FTAI Aviation Ltd.	99	24,717
General Electric Co.	768	222,666
Howmet Aerospace, Inc.	6	1,458
Loar Holdings, Inc.(a)	549	30,810
Lockheed Martin Corp.	69	35,740
Northrop Grumman Corp.	2	1,159
Rocket Lab Corp.(a)	536	44,225
RTX Corp.	415	73,069
StandardAero, Inc.(a)	3,187	79,229
		587,514
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	60	10,909
GXO Logistics, Inc.(a)	279	15,939
United Parcel Service, Inc., Class B	171	18,605
		45,453
Automobile Components — 0.0%
Aptiv PLC(a)	2	120
Automobiles — 1.7%
Ford Motor Co.	6	72
General Motors Co.	2	154
Rivian Automotive, Inc., Class A(a)	2	33
Tesla, Inc.(a)	1,376	525,123
		525,382
Banks — 2.9%
Bank of America Corp.	146	7,805
Citigroup, Inc.	988	126,444
Fifth Third Bancorp	2	102
Huntington Bancshares, Inc./Ohio	44	738
JPMorgan Chase & Co.	1,787	559,742
KeyCorp	2	44
Prosperity Bancshares, Inc.	728	50,705
Regions Financial Corp.	2	57
Truist Financial Corp.	2	103
U.S. Bancorp	2	113
Wells Fargo & Co.	1,684	138,475
		884,328
Beverages — 0.7%
Brown-Forman Corp., Class B, NVS	480	12,370
Coca-Cola Co.(The)	1,574	123,968
Keurig Dr. Pepper, Inc.	27	794
PepsiCo, Inc.	549	87,011
Primo Brands Corp., Class A	279	5,686
		229,829
Biotechnology — 2.9%
AbbVie, Inc.	1,355	286,339
Amgen, Inc.	754	261,072
Biogen, Inc.(a)	2	379
Exelixis, Inc.(a)	2	89
Gilead Sciences, Inc.	1,406	183,961
Regeneron Pharmaceuticals, Inc.	58	41,009
Vertex Pharmaceuticals, Inc.(a)	260	111,119
		883,968
Broadline Retail — 5.1%
Amazon.com, Inc.(a)	5,818	1,542,119
eBay, Inc.	172	17,799
Security	Shares	Value
Broadline Retail (continued)
MercadoLibre, Inc.(a)	8	$14,341
Ollie's Bargain Outlet Holdings, Inc.(a)	63	5,450
		1,579,709
Building Products — 0.1%
AAON, Inc.	99	9,238
Fortune Brands Innovations, Inc.	263	10,662
Trane Technologies PLC	4	1,970
		21,870
Capital Markets — 1.6%
Ares Management Corp., Class A	8	939
Bank of New York Mellon Corp.(The)	2	269
Blackstone, Inc., NVS	143	17,958
Blue Owl Capital, Inc., Class A	7,864	76,674
Brookfield Asset Management Ltd., Class A	12	576
Charles Schwab Corp.(The)	4	367
Coinbase Global, Inc., Class A(a)	109	20,467
Goldman Sachs Group, Inc.(The)	146	134,871
Hamilton Lane, Inc., Class A	169	15,546
Interactive Brokers Group, Inc., Class A	235	18,683
Intercontinental Exchange, Inc.	70	11,066
Jefferies Financial Group, Inc.	20	964
KKR & Co., Inc.	14	1,461
Lazard, Inc., Class A	73	3,541
LPL Financial Holdings, Inc.	2	668
Moody's Corp.	55	25,402
Morgan Stanley	2	381
Morningstar, Inc.	2	337
Nasdaq, Inc.	2	184
Robinhood Markets, Inc., Class A(a)	652	47,524
S&P Global, Inc.	160	68,997
TPG, Inc., Class A	415	18,102
XP, Inc., Class A	2,051	39,297
		504,274
Chemicals — 0.3%
Element Solutions, Inc.	1,442	61,415
Huntsman Corp.	360	5,173
Olin Corp.	98	2,791
Sherwin-Williams Co.(The)	65	20,905
		90,284
Commercial Services & Supplies — 0.2%
Copart, Inc.(a)	2	66
RB Global, Inc.	323	33,689
Tetra Tech, Inc.	682	22,042
		55,797
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	536	92,573
Ciena Corp.(a)	43	22,686
Cisco Systems, Inc.	1,402	128,283
F5, Inc.(a)	69	22,349
Lumentum Holdings, Inc.(a)	76	68,576
Motorola Solutions, Inc.	4	1,756
		336,223
Construction & Engineering — 1.2%
AECOM	451	37,929
Comfort Systems USA, Inc.	71	130,658
EMCOR Group, Inc.	2	1,783
Quanta Services, Inc.	174	126,632
WillScot Holdings Corp.	2,644	59,860
		356,862

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.3%
Amrize Ltd.	2	$107
CRH PLC	523	61,934
Eagle Materials, Inc.	63	13,237
James Hardie Industries PLC(a)	1,234	25,902
		101,180
Consumer Finance — 0.1%
American Express Co.	6	1,938
Capital One Financial Corp.	18	3,443
Credit Acceptance Corp.(a)	67	33,829
SoFi Technologies, Inc.(a)	8	129
		39,339
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	232	235,371
Dollar General Corp.	82	9,502
Dollar Tree, Inc.(a)	4	389
Maplebear, Inc.(a)	8	339
Sysco Corp.	333	24,878
Target Corp.	172	22,317
Walmart, Inc.	3,967	523,366
		816,162
Containers & Packaging — 0.0%
Amcor PLC	254	9,662
Distributors — 0.1%
LKQ Corp.	934	29,496
Pool Corp.	53	11,306
		40,802
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(a)	83	6,732
Grand Canyon Education, Inc.(a)	148	25,022
H&R Block, Inc.	349	11,074
Liberty Live Holdings, Inc., NVS(a)	131	12,262
Service Corp. International	1,552	125,758
		180,848
Diversified Telecommunication Services — 1.5%
AST SpaceMobile, Inc., Class A(a)(b)	429	31,703
AT&T, Inc.	4,298	112,306
Comcast Corp., Class A	723	19,550
Iridium Communications, Inc.	197	7,697
Verizon Communications, Inc.	6,063	291,206
		462,462
Electric Utilities — 0.0%
American Electric Power Co., Inc.	2	274
Constellation Energy Corp.	6	1,878
Duke Energy Corp.	2	259
Exelon Corp.	2	92
NextEra Energy, Inc.	32	3,132
NRG Energy, Inc.	4	622
PG&E Corp.	4	67
PPL Corp.	2	75
Southern Co.(The)	2	194
		6,593
Electrical Equipment — 2.7%
AMETEK, Inc.	365	85,958
Bloom Energy Corp., Class A(a)	338	95,776
Eaton Corp. PLC	537	232,526
Emerson Electric Co.	8	1,124
GE Vernova, Inc.	275	297,951
Hubbell, Inc., Class B	28	14,229
Security	Shares	Value
Electrical Equipment (continued)
Vertiv Holdings Co., Class A	301	$98,875
		826,439
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	1,007	148,301
Coherent Corp.(a)	275	87,920
Corning, Inc.	454	74,565
Flex Ltd.(a)	486	44,493
Ingram Micro Holding Corp.	1,359	41,817
Keysight Technologies, Inc.(a)	247	86,428
Teledyne Technologies, Inc.(a)	372	240,256
		723,780
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	882	61,449
SLB Ltd.	2,467	140,323
		201,772
Entertainment — 0.1%
Netflix, Inc.(a)	32	2,996
ROBLOX Corp., Class A(a)	2	111
Take-Two Interactive Software, Inc.(a)	119	25,437
Walt Disney Co.(The)	16	1,660
Warner Bros Discovery, Inc.(a)	4	108
		30,312
Financial Services — 3.6%
Apollo Global Management, Inc.	458	58,954
Berkshire Hathaway, Inc., Class B(a)	776	367,514
Global Payments, Inc.	118	8,491
Mastercard, Inc., Class A	616	309,799
PayPal Holdings, Inc.	2	100
Rocket Companies, Inc., Class A(a)	863	12,617
Toast, Inc., Class A(a)	1,676	47,800
Visa, Inc., Class A	879	289,929
		1,095,204
Food Products — 0.1%
J M Smucker Co.(The)	178	17,449
Ground Transportation — 0.7%
CSX Corp.	6	273
Knight-Swift Transportation Holdings, Inc.	8	519
Landstar System, Inc.	6	1,104
Old Dominion Freight Line, Inc.	264	56,082
Saia, Inc.(a)	33	14,811
Schneider National, Inc., Class B	8	249
Uber Technologies, Inc.(a)	834	62,225
Union Pacific Corp.	307	82,730
		217,993
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	1,187	107,768
Align Technology, Inc.(a)	51	8,976
Baxter International, Inc.	3,424	60,194
Becton Dickinson & Co.	308	45,904
Boston Scientific Corp.(a)	402	23,159
Cooper Companies, Inc. (The)(a)	4	252
DENTSPLY SIRONA, Inc.	697	8,190
Envista Holdings Corp.(a)	93	2,412
GE HealthCare Technologies, Inc., NVS(a)	8	487
Intuitive Surgical, Inc.(a)	81	37,066
Masimo Corp.(a)	2	357
Medtronic PLC	348	28,178
Teleflex, Inc.	31	3,841
		326,784

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 1.3%
Centene Corp.(a)	8	$430
Cigna Group(The)	321	93,276
CVS Health Corp.	466	38,813
Elevance Health, Inc.	46	17,315
Henry Schein, Inc.(a)	6	448
Humana, Inc.	2	473
McKesson Corp.	81	66,031
UnitedHealth Group, Inc.	498	184,499
		401,285
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	311	12,598
Healthpeak Properties, Inc.	2	32
Ventas, Inc.	2	176
Welltower, Inc.	2	435
		13,241
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	465	72,526
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	24	507
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)	39	5,474
Aramark	2	91
Booking Holdings, Inc.	473	79,634
Caesars Entertainment, Inc.(a)	16	445
Carnival Corp.	2	53
Cava Group, Inc.(a)	83	7,753
Chipotle Mexican Grill, Inc., Class A(a)	740	25,153
Choice Hotels International, Inc.(b)	2	198
Churchill Downs, Inc.	578	58,372
DoorDash, Inc., Class A(a)	21	3,542
Dutch Bros, Inc., Class A(a)	206	11,847
Expedia Group, Inc.	2	497
Marriott International, Inc./MD, Class A	2	723
McDonald's Corp.	556	163,236
MGM Resorts International(a)	1,230	47,896
Penn Entertainment, Inc.(a)	2,505	43,737
Restaurant Brands International, Inc.	537	43,325
Starbucks Corp.	1,349	142,090
Wingstop, Inc.	93	15,258
Wyndham Hotels & Resorts, Inc.	349	28,402
		677,726
Household Durables — 0.1%
Toll Brothers, Inc.	178	25,301
Household Products — 1.5%
Colgate-Palmolive Co.	2	171
Kimberly-Clark Corp.	244	24,017
Procter & Gamble Co.(The)	3,072	451,860
		476,048
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	10	1,578
Industrial Conglomerates — 0.5%
3M Co.	129	18,901
Honeywell International, Inc.	642	137,600
		156,501
Industrial REITs — 0.5%
Lineage, Inc.	2,636	97,216
Rexford Industrial Realty, Inc.	1,573	56,455
		153,671
Security	Shares	Value
Insurance — 1.9%
Aflac, Inc.	2	$227
Allstate Corp.(The)	8	1,738
American International Group, Inc.	392	29,322
Aon PLC, Class A	312	97,235
Arthur J Gallagher & Co.	28	5,779
Chubb Ltd.	535	174,945
First American Financial Corp.	144	10,099
Marsh & McLennan Companies, Inc.	254	42,598
MetLife, Inc.	18	1,442
Progressive Corp.(The)	2	403
Reinsurance Group of America, Inc.	268	56,671
Ryan Specialty Holdings, Inc., Class A	98	3,407
Travelers Companies, Inc.(The)	439	133,957
Unum Group	294	23,632
Willis Towers Watson PLC	26	6,661
		588,116
Interactive Media & Services — 8.4%
Alphabet, Inc., Class A	2,918	1,122,846
Alphabet, Inc., Class C, NVS	2,140	817,352
Meta Platforms, Inc., Class A	1,058	647,401
Pinterest, Inc., Class A(a)	2	39
Snap, Inc., Class A, NVS(a)	496	3,011
		2,590,649
IT Services — 0.7%
Accenture PLC, Class A	241	43,069
Akamai Technologies, Inc.(a)	54	5,561
Amdocs Ltd.	12	776
Cognizant Technology Solutions Corp., Class A	20	1,058
CoreWeave, Inc., Class A(a)	235	26,226
International Business Machines Corp.	659	152,216
Twilio, Inc., Class A(a)	2	296
		229,202
Life Sciences Tools & Services — 0.5%
Bio-Techne Corp.	4	221
Bruker Corp.	22	808
Danaher Corp.	370	66,211
IQVIA Holdings, Inc.(a)	29	4,593
Mettler-Toledo International, Inc.(a)	10	12,766
Revvity, Inc.	235	20,356
Thermo Fisher Scientific, Inc.	99	47,417
Waters Corp.(a)(b)	2	618
		152,990
Machinery — 2.0%
Caterpillar, Inc.	422	375,626
CNH Industrial NV	21	225
Cummins, Inc.	117	78,508
Deere & Co.	65	38,342
Esab Corp.	291	28,597
Gates Industrial Corp. PLC(a)	136	3,483
Ingersoll Rand, Inc.(b)	1,311	104,696
		629,477
Media — 0.0%
Versant Media Group, Inc.	6	241
Metals & Mining — 0.9%
Agnico Eagle Mines Ltd.	2	376
Alamos Gold, Inc., Class A	4	160
Freeport-McMoRan, Inc.	2,124	122,725
Kinross Gold Corp.	6	181
Newmont Corp.	1,362	151,305

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Pan American Silver Corp.	4	$209
		274,956
Office REITs — 0.1%
BXP, Inc.	295	17,246
Cousins Properties, Inc.	297	7,606
		24,852
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	2	550
Chevron Corp.	1,448	279,913
ConocoPhillips	466	58,614
Coterra Energy, Inc.	2	72
Devon Energy Corp.	2	103
EQT Corp.	2	120
Expand Energy Corp.	255	26,048
Exxon Mobil Corp.	3,155	486,911
Kinder Morgan, Inc.	4	131
Marathon Petroleum Corp.	4	993
ONEOK, Inc.	2	185
Targa Resources Corp.	2	520
Texas Pacific Land Corp.	39	17,303
Valero Energy Corp.	6	1,516
Williams Companies, Inc.(The)	564	43,039
		916,018
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	1,724	67,426
Delta Air Lines, Inc.	8	544
United Airlines Holdings, Inc.(a)	18	1,620
		69,590
Personal Care Products — 0.3%
Estee Lauder Companies, Inc. (The), Class A	1,026	78,705
Kenvue, Inc.	661	11,587
		90,292
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	96	5,817
Eli Lilly & Co.	363	339,260
Johnson & Johnson	883	202,957
Merck & Co., Inc.	215	23,474
Pfizer, Inc.	268	7,155
Zoetis, Inc.	2	230
		578,893
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp., Class A	197	15,321
Concentrix Corp.	970	23,105
Jacobs Solutions, Inc., NVS	4	518
		38,944
Real Estate Management & Development — 0.0%
CoStar Group, Inc.(a)	2	69
Semiconductors & Semiconductor Equipment — 18.0%
Advanced Micro Devices, Inc.(a)	748	265,158
Analog Devices, Inc.	8	3,218
Applied Materials, Inc.	771	304,152
Astera Labs, Inc.(a)	40	7,790
Broadcom, Inc.	1,789	746,782
Entegris, Inc.	795	112,397
Intel Corp.(a)	2,240	211,635
KLA Corp.	176	308,062
Lam Research Corp.	1,422	366,677
Marvell Technology, Inc.	509	84,061
Microchip Technology, Inc.	2	186
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	668	$345,463
Monolithic Power Systems, Inc.	2	3,229
Nvidia Corp.	12,559	2,506,400
NXP Semiconductors NV	4	1,174
Onto Innovation, Inc.(a)	46	13,573
Qnity Electronics, Inc.	409	57,530
QUALCOMM, Inc.	14	2,514
Teradyne, Inc.	199	68,351
Texas Instruments, Inc.	456	128,172
		5,536,524
Software — 7.3%
Appfolio, Inc., Class A(a)	4	668
AppLovin Corp., Class A(a)	158	70,523
Aurora Innovation, Inc., Class A(a)(b)	1,524	8,961
Cadence Design Systems, Inc.(a)	164	54,053
CCC Intelligent Solutions Holdings, Inc.(a)	2,997	15,704
Crowdstrike Holdings, Inc., Class A(a)	2	892
Elastic NV(a)	6	279
Fair Isaac Corp.(a)	15	15,375
Fortinet, Inc.(a)	16	1,349
Gen Digital, Inc.	2	39
Intuit, Inc.	17	6,604
IREN Ltd.(a)	167	7,600
Microsoft Corp.	3,986	1,625,411
Oracle Corp.	831	134,115
Palantir Technologies, Inc., Class A(a)	898	124,921
Palo Alto Networks, Inc.(a)	125	22,415
Procore Technologies, Inc.(a)	10	566
Rubrik, Inc., Class A(a)	8	425
SailPoint, Inc.(a)(b)	1,509	17,233
Salesforce, Inc.	485	85,617
ServiceNow, Inc.(a)	2	177
Synopsys, Inc.(a)	139	67,081
		2,260,008
Specialized REITs — 0.0%
Fermi, Inc.(a)	22	113
Specialty Retail — 1.0%
Burlington Stores, Inc.(a)	31	9,920
CarMax, Inc.(a)	847	33,296
Carvana Co., Class A(a)	72	28,498
Home Depot, Inc.(The)	574	188,731
Lithia Motors, Inc., Class A	43	12,475
Murphy USA, Inc.	2	1,176
O'Reilly Automotive, Inc.(a)	2	199
RH(a)	243	32,066
TJX Companies, Inc.(The)	2	313
Valvoline, Inc.(a)	233	7,743
		314,417
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc.	8,352	2,266,315
Dell Technologies, Inc., Class C	4	836
Hewlett Packard Enterprise Co.	2	58
HP, Inc.	2	42
Seagate Technology Holdings PLC	132	88,920
Super Micro Computer, Inc.(a)	263	7,206
Western Digital Corp.	374	162,510
		2,525,887
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	605	21,217
Birkenstock Holding PLC(a)(b)	2,214	85,771

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	8	$487
NIKE, Inc., Class B	351	15,570
On Holding AG(a)	125	4,451
Tapestry, Inc.	2	290
VF Corp.	8	152
		127,938
Tobacco — 1.0%
Altria Group, Inc.	98	7,120
Philip Morris International, Inc.	1,786	294,815
		301,935
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	133	26,001
Total Long-Term Investments — 98.9% (Cost: $25,657,880)		30,453,890
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	235,817	235,888
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	310,000	$310,000
Total Short-Term Securities — 1.8% (Cost: $545,886)		545,888
Total Investments — 100.7% (Cost: $26,203,766)		30,999,778
Liabilities in Excess of Other Assets — (0.7)%		(220,638)
Net Assets — 100.0%		$30,779,140

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$968,934	$—	$(733,083)(a)	$36	$1	$235,888	235,817	$229 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	250,000 (a)	—	—	—	310,000	310,000	4,062	—
				$36	$1	$545,888		$4,291	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Industry Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$30,453,890	$—	$—	$30,453,890
Short-Term Securities
Money Market Funds	545,888	—	—	545,888
	$30,999,778	$—	$—	$30,999,778

Portfolio Abbreviation
NVS	Non-Voting Shares